Leases - Operating Lease Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Operating Leases
2022	$ 96	$ 139
2023	90	96
2024		90
Total lease payments	$ 285	$ 325